CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF FAIR VALUE WARRANTS

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

Stock Price	$0.08
Exercise price	$0.12 - $ 0.14
Expected term (in years)	5
Expected volatility	124.10%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.58%

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

Stock Price	$0.08
Exercise price	$0.12
Exercise price	$0.14
Expected term (in years)	5
Expected volatility	124.10%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.58%

SUMMARY OF CONVERTIBLE DEBT

The following represents a summary of the Company’s convertible debt at June 30, 2023:

Convertible Note Payable

Amounts
Balance – December 31, 2021	$503,423
Proceeds	3,000,000
Debt discount and issue costs recorded	(865,000)
Conversion of debt into common shares	(3,750,003)
Amortization of debt discount	1,111,580
Balance – December 31, 2022	$-
No activity – June 30, 2023	-
Balance – June 30, 2023	$-

Accrued Interest Payable

Amounts
Balance – December 31, 2021	31,657
Interest Expense December 31, 2022	153,955
Interest conversion into common shares	(185,612)
Balance – December 31, 2022	$-
No activity – June 30, 2023	-
Balance – June 30, 2023	$-

The following represents a summary of the Company’s convertible debt at December 31, 2022:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2020	$50,505
Proceeds	4,000,000
Debt discount recorded	(4,000,000)
Conversion of debt into common shares	(4,250,000)
Amortization of debt discount	4,702,918
Balance – December 31, 2021	$503,423	$-
Proceeds	3,000,000	-
Debt discount and issue costs recorded	(865,000)	-
Conversion of debt into common shares	(3,750,003)
Amortization of debt discount	1,111,580	-
Balance – December 31, 2022	$-	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2020	$5,479	-
Interest Expense 2021	238,110
Interest conversion into common shares	(211,932)
Balance – December 31, 2021	31,657	$-
Interest Expense December 31, 2022	153,955	-
Interest conversion into common shares	(185,612)
Balance – December 31, 2022	$-	$-